Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Schedule of Other Receivables	Other receivables consisted of the following:
	As of December 31, 2024	As of December 31, 2023
Deposit	$17,787	$16,791
Others	1,401	788
Total	$19,188	$17,579